Business Combinations - Additional Information (Details) € in Millions		12 Months Ended
	Oct. 30, 2020 EUR (€) numberOfFacilities	Dec. 31, 2020 EUR (€)
Business Acquisition [Line Items]
Number of facilities of Berliner Glas | numberOfFacilities	5
Berliner Glas
Business Acquisition [Line Items]
Percentage acquired	100.00%
Total consideration transferred	€ 257.1
Business combination, consideration transferred, liabilities incurred	3.9
Gross contractual amount for accounts receivable	21.6
Expected uncollectible amount	0.3
Net pension liability for defined benefit pension plan		€ 14.8
Total net identifiable assets	169.2
Liabilities, Net	€ 9.6
Acquisition related costs		€ 5.4